Commitments And Contingencies (Schedule Of Lease Costs) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments And Contingencies [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 40
Short-term lease costs	34
Total operating lease costs	74
Cash paid for amounts included in the measurement of lease liabilities	$ 32